SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Pursuant to the Third Letter, on October 4, 2023, the Company requested a hearing (the “Hearing”) to appeal this determination and also applied to transfer the listing of its Securities from Nasdaq Global to the Nasdaq Capital Market (“NasdaqCM”). The Hearing is scheduled to be held on November 30, 2023 at 12:00 PM Eastern Time.

On October 9, 2023, the Company received an additional letter (the “Fourth Letter”) from the staff at Nasdaq Global notifying the Company that its not meeting the 400 total shareholders requirement under the Nasdaq Listing Rule 5450(a)(2) serves as an additional basis for delisting the Company’s Securities from Nasdaq Global. The Company planned to also address the 400 total shareholder requirement at the Hearing.

On October 26, 2023, the Nasdaq Listing Qualifications Department of the Nasdaq Stock Market notified the Company in writing (the “Notice”) that its application to transfer the listing of its Securities to NasdaqCM has been approved. The Notice also stated that the Company’s Securities will be transferred to the NasdaqCM at the opening of business on October 30, 2023. On November 1, 2023, the Company received a letter from the Nasdaq Global Hearings panel that due to the Company’s transfer of its listed Securities to NasdaqCM, the Hearing on November 30, 2023 regarding non-compliance with the Nasdaq Global listing standards has been cancelled. The Company’s Securities will continue to be listed and traded on The Nasdaq Stock Market on NasdaqCM.

On November 6, 2023, DHAC held its 2023 annual stockholders meeting (“2023 Annual Meeting”). At the 2023 Annual Meeting, the stockholders of DHAC approved amendments to DHAC’s Charter to extend the date by which the Company must consummate a Business Combination (as defined in the Charter) up to four (4) times, each by an additional three (3) months, for an aggregate of twelve (12) additional months (i.e., from November 8, 2023 up to November 8, 2024) or such earlier date as determined by the Company’s board of directors. In connection with the amended Charter, on November 6, 2023, DHAC extended the period of time that it has to consummate its business combination by three months from November 8, 2023 to February 8, 2024.

Furthermore, at the 2023 Annual Meeting, the stockholders of DHAC also approved an amendment to DHAC’s investment management trust agreement (the “Trust Agreement”), dated as of November 3, 2021 and as amended on October 26, 2022, by and between the Company and Continental Stock Transfer & Trust Company, which allows the Company to extend the business combination period from November 8, 2023 to up to four (4) times, each by an additional three (3) months, for an aggregate of twelve (12) additional months to November 8, 2024.

In connection with the 2023 Annual Meeting and amendments to DHAC’s Charter and Trust Agreement, 579,157 shares of common stock were redeemed for approximately $6.8 million paid of trust at $11.73 redemption price per share.

NOTE 11.   SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, expect as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 18, 2023, SCS Capital LLC issued an unsecured promissory note to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of $250,000. The Promissory Note is non-interest bearing and shall be used to pay for general operating expenses.

On January 18, 2023 DHAC and the Sponsor, entered into a Backstop Agreement (the “Backstop Agreement”) pursuant to which DHAC agreed to offer on or prior to the closing of the Business Combination the PIPE Investors the option to purchase up to an additional 2,000 shares of Series A Preferred Stock initially convertible into 234,260 shares of DHAC common stock (the “Additional PIPE Shares” and together with the Initial PIPE Shares, the “PIPE Shares”), together with additional warrants to purchase up to 106,000 shares of DHAC common stock (the “Additional PIPE Warrants” and together with the Initial PIPE Warrants, the “PIPE Warrants”; the Additional PIPE Shares and Additional PIPE Warrants are referred to as the “Additional PIPE Securities”) pursuant to a participation right granted to the PIPE Investors under the PIPE Securities Purchase Agreement, in each case, on the same terms and conditions set forth in the PIPE Securities Purchase Agreement for an aggregate purchase price of up to $2,000,000 (such proceeds together with the proceeds from the Initial PIPE Financing, as increased pursuant to the amendment to the Backstop Agreement described below, the “Aggregate Closing PIPE Proceeds”). Pursuant to the Backstop Agreement, if the PIPE Investors do not elect to purchase all of the Additional PIPE Securities, the Sponsor has agreed to purchase any such unsubscribed Additional PIPE Securities concurrent with the closing of the transactions contemplated by the PIPE Securities Purchase Agreement on the same terms and conditions set forth in the PIPE Securities Purchase Agreement.

The Backstop Agreement contains customary representations, warranties, and agreements of the Company and the Sponsor and is subject to customary closing conditions and termination rights. If the conditions to the consummation of the Backstop Commitment contemplated by the Backstop Agreement are triggered, the closing of the sale of the Remaining Securities is expected to occur substantially concurrently with the closing of the transactions contemplated by the PIPE SPA.

On February 2, 2023 the Company has extended the date by which the Company must consummate an initial business combination (the “Deadline Date”) for an additional three months from February 8, 2023 to May 8, 2023. The extension is the first of three additional three-month extensions permitted under the Company’s governing documents and provides the Company with additional time to complete its initial business combination.

On February 1, 2023, the parties entered into a confidential settlement agreement. On February 3, 2023, Plaintiff’s counsel filed a notice of settlement with the court, requesting that the matter be placed on the inactive calendar for at least 30 days to allow the parties time to effectuate the terms of the settlement agreement. The parties filed a stipulation to dismiss the entire case with prejudice on April 7, 2023. See Note 6, Legal Claims for further detail.

On March 31, 2023, the Company received a letter (the “Letter”) from the staff at The Nasdaq Global Market (“Nasdaq Global”) notifying the Company that for the 30 consecutive trading days prior to the date of the Letter, the Company’s securities listed on Nasdaq Global (including the Common Stock, Units and Warrants) (the “Securities”) had traded at a value below the minimum $50,000,000 “Market Value of Listed Securities” (“MVLS”) requirement set forth in Nasdaq Listing Rule 5450(b)(2)(A), which is required for continued listing of the Company’s Securities on Nasdaq Global. The Letter is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s Securities on Nasdaq Global.

In accordance with Nasdaq listing rule 5810(c)(3)(C), the Company has 180 calendar days, or until September 27, 2023, to regain compliance. The Letter notes that to regain compliance, the Company’s Securities must trade at or above a level such that the Company’s MVLS closes at or above $50,000,000 for a minimum of ten consecutive business days during the compliance period, which ends September 27, 2023. The Letter further notes that if the Company is unable to satisfy the MVLS requirement prior to such date, the Company may be eligible to transfer the listing of its Securities to The Nasdaq Capital Market (provided that it then satisfies the requirements for continued listing on that market). If the Company does not regain compliance by September 27, 2023, Nasdaq staff will provide written notice to the Company that its Securities are subject to delisting. At that time, the Company may appeal any such delisting determination to a hearings panel.

On April 11, 2023 but effective March 31, 2023, the Company entered into an amendment to the PIPE Securities Purchase Agreement to, among other things, (a) amend and restate the form of Certificate of Designation of the Series A Preferred Stock to provide the aggregate number of shares of Series A Preferred Stock issuable thereunder shall not exceed 15,000, (b) amend and restate the form of PIPE Warrant to correct an error in the redemption provision of the PIPE Warrants, and (c) revise certain closing conditions for the PIPE Financing.

On April 11, 2023 but effective March 31, 2023, the Sponsor and DHAC entered into an amendment to the Backstop Agreement to increase the Additional PIPE Shares that may be purchased pursuant to the Backstop Agreement from 2,000 shares of Series A Preferred Stock to 7,000 shares of Series A Preferred Stock, for an aggregate additional PIPE financing of up to $7,000,000, increasing the Aggregate Closing PIPE Proceeds to a total of $15,000,000.

Pursuant to the PIPE Securities Purchase Agreement and the Backstop Agreement, each as amended, any purchaser of Additional PIPE Securities will enter into a lock up agreement with the Company pursuant to which such purchaser will agree not to, subject to certain limited exceptions, (i) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase, make any short sale or otherwise dispose of or agree to dispose of, directly or indirectly, any Additional PIPE Securities, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Securities and Exchange Act of 1934, as amended and the rules and regulations of the Securities and Exchange Commission promulgated thereunder with respect to any Additional PIPE Securities owned directly by the purchaser (including holding as a custodian) or with respect to which the purchaser has beneficial ownership within the rules and regulations of the Securities and Exchange Commission, or (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of the purchaser’s Additional PIPE Securities, whether any such transaction described in clause (i) or (ii) above is to be settled by delivery of shares of DHAC Common Stock or other securities, in cash or otherwise, (3) make any demand for or exercise any right or cause to be filed a registration statement, including any amendments thereto, with respect to the registration of any Additional PIPE Securities or (4) publicly disclose the intention to do any of the foregoing.